Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		208 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue		$ 1,791	$ 5,048	$ 3,091	$ 41,419	$ 1,189	$ 42,608
Cost of revenue		728		1,302	19,833	9,200	29,033
Loss on firm purchase commitment	480,914	491,938	940,894	976,029	1,965,482	783,593	2,749,075
Cost of goods sold	480,914	492,666	940,894	977,331	1,985,315	792,793	2,778,108
Gross loss	(480,914)	(490,875)	(935,846)	(974,240)	(1,943,896)	(791,604)	(2,735,500)
Operating expenses:
Depreciation and amortization	23,664	23,762	44,053	47,938	98,005	102,971	303,116
General and administrative expenses	311,259	576,856	742,889	1,663,610	3,800,405	4,046,080	31,099,209
Total operating expenses	334,923	600,618	786,942	1,711,548	3,898,410	5,062,871	38,907,487
Operating loss	(815,837)	(1,091,493)	(1,722,788)	(2,685,788)	(5,842,306)	(5,854,475)	(41,642,987)
Other income (expense):
Interest expense	(261,432)	(149,314)	(519,972)	(266,684)	(852,271)	(1,727,512)	(3,481,976)
Loss on extinguishment of debt		(33,013)		(39,263)	(34,202)	13,202	(173,914)
Gain (loss) on change in fair value of derivative liabilities	(19,426)	(202,794)	216,605	(129,898)	304,994	131,397	259,018
Other income (expense), net	122,700		122,700	(753)	(754)	273,077	305,138
Total other income (expense)	(158,158)	(385,121)	(180,667)	(436,598)	(582,233)	(1,309,836)	(2,903,695)
Net loss	$ (973,995)	$ (1,476,614)	$ (1,903,455)	$ (3,122,386)	$ (6,424,539)	$ (7,164,311)	$ (44,546,682)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.04)	$ (0.07)	$ (0.12)
Weighted average common shares outstanding - basic and diluted (in Shares)	120,025,225	88,631,947	118,874,779	82,079,462	91,264,327	61,779,765